INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Long-lived assets impairment & depreciation	$ 821,137	$ 714,068
Total deferred tax assets	821,137	714,068
Deferred tax liabilities:
Difference in basis of buildings	(1,184,644)	0
Total deferred tax liabilities	$ (1,184,644)	$ 0